Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax	$ 19	$ 2,723
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Tax	7	953
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	14,865	5,598	(27,134)	20,954
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	1,257	(29,821)	9,616	12,673
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	0	0	0	(550)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(13,608)	(35,419)	(17,518)	(8,831)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(9,267)	21,536	(6,180)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	31,078	(39,437)	(3,057)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax	(9,279)	19,766	(7,303)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Reclassification Adjustments, Net of Tax	30,325	(39,448)	(3,092)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	0	0	550
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	21,046	(19,682)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax	12	1,770	1,123
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	765	1,781
Other Comprehensive Income (Loss), Net of Tax	21,811	(17,901)	(8,687)
Gain (Loss) on Sale of Investments	1,158	0	0
Other than Temporary Impairment Losses, Investments	0	17	54
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax	1,158	17
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	405	6
Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	753	11
Amortization of prior service cost [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax	19	20
Amortization of net loss [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax	$ 0	$ 2,703